Capital Structure and Financial Matters - Share Capital (Details) kr / shares in Units, kr in Thousands, $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Aug. 31, 2022 kr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 DKK (kr) kr / shares shares	Feb. 05, 2021 kr / shares shares	Jan. 04, 2021 kr / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 DKK (kr) shares	Aug. 10, 2020 kr / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 DKK (kr) shares
Disclosure of classes of share capital [line items]
Share capital | $	$ 8,303			$ 32,437				$ 7,038			$ 9,362
Share capital
Disclosure of classes of share capital [line items]
Share capital	$ 3,886	kr 24,139		$ 3,755	kr 23,204			$ 2,648	kr 16,198		$ 2,481	kr 15,184
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Allotted, called up and fully paid shares | shares	24,139,413	24,139,413		23,203,808	23,203,808	19,198,668		16,198,668	16,198,668		15,184,152	15,184,152
Nominal value per share | kr / shares		kr 1	kr 1		kr 1	kr 1	kr 1			kr 1